Condensed Financial Information of the Company Condensed Statement of Operations and Comprehensive Income/(Loss) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses:
Sales and marketing expenses	¥ (122,069)	¥ (143,887)	¥ (140,672)
General and administrative expenses	(52,072)	(90,636)	(212,411)
Total operating expenses	(229,186)	(282,041)	(392,710)
Loss from operations	(44,537)	(94,106)	(267,318)
Other income/(expenses):
Share of income/(loss) from subsidiaries, VIE and subsidiaries of VIE	51	(5,473)	(23,502)
Others, net	8,055	3,283	3,280
Income/(loss) before income tax	22,998	(90,507)	(275,578)
Income tax expense	361	102	3,764
Net income/(loss)	22,637	(90,609)	(279,342)
Net income /(loss) attributable to 36Kr Holdings Inc.'s ordinary shareholders	21,943	(89,571)	(280,231)
Parent company | Reportable legal entities
Operating expenses:
Sales and marketing expenses		(282)	(55)
General and administrative expenses	(11,602)	(9,269)	(9,439)
Total operating expenses	(11,602)	(9,551)	(9,494)
Loss from operations	(11,602)	(9,551)	(9,494)
Other income/(expenses):
Share of income/(loss) from subsidiaries, VIE and subsidiaries of VIE	31,888	(80,559)	(272,297)
Interest income	368	64	983
Interest expense	(189)	(70)	(14)
Others, net	1,478	545	591
Income/(loss) before income tax	21,943	(89,571)	(280,231)
Net income/(loss)	21,943	(89,571)	(280,231)
Net income /(loss) attributable to 36Kr Holdings Inc.'s ordinary shareholders	¥ 21,943	¥ (89,571)	¥ (280,231)